KraneShares Trust

280 Park Avenue, 32nd Floor

New York, NY 10017

August 4, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust (the “Registrant”)
(File Nos. 333-180870 and 811-22698)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1.	The form of Prospectuses dated August 1, 2025 with respect to the series of the Registrant listed on Schedule A attached hereto (the “Funds”) that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses contained in Post-Effective Amendment No. 444 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on July 29, 2025 (the “Amendment”); and

2.	The form of Statements of Additional Information dated August 1, 2025 with respect to the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Statements of Additional Information contained in the Amendment; and

3.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jonathan Shelon
Jonathan Shelon
Assistant Secretary

SCHEDULE A

KraneShares Artificial Intelligence and Technology ETF

KraneShares Asia Pacific High Income USD Bond ETF

KraneShares Bosera MSCI China A 50 Connect Index ETF

KraneShares California Carbon Allowance Strategy ETF

KraneShares China Alpha Index ETF

KraneShares CSI China Internet ETF

KraneShares Eastern US Carbon Strategy ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares European Carbon Allowance Strategy ETF

KraneShares Global Carbon Strategy ETF

KraneShares Global EM Revenue Leaders Index ETF

KraneShares Global Humanoid and Embodied Intelligence Index ETF

KraneShares Global Luxury Index ETF

KraneShares Hang Seng TECH Index ETF

KraneShares Hedgeye Hedged Equity Index ETF

KraneShares KWEB Covered Call Strategy ETF

KraneShares Man Buyout Beta Index ETF

KraneShares Mount Lucas Managed Futures Index Strategy ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares MSCI China A Hedged Index ETF

KraneShares MSCI China Clean Technology Index ETF

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares SSE STAR Market 50 Index ETF

KraneShares Sustainable Ultra Short Duration Index ETF

KraneShares Value Line® Dynamic Dividend Equity Index ETF

KraneShares 2x Long BABA Daily ETF

KraneShares 2x Long PDD Daily ETF

KraneShares 100% KWEB Defined Outcome January 2027 ETF

KraneShares 90% KWEB Defined Outcome January 2027 ETF

Quadratic Deflation ETF

Quadratic Interest Rate Volatility and Inflation Hedge ETF